Leases - Summary of Minimum Lease Payments under Non-cancellable Operating Leases (Detail) $ in Millions	Jun. 30, 2019 USD ($)
Disclosure of maturity analysis of operating lease payments [line items]
Commitments under operating leases	$ 1,905
Due not later than one year [member]
Disclosure of maturity analysis of operating lease payments [line items]
Commitments under operating leases	440
Due later than one year and not later than five years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Commitments under operating leases	876
Due later than five years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Commitments under operating leases	$ 589